Trade and other receivables - Schedule of trade and other receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Trade and other receivables [abstract]
Trade receivables	£ 3,091	£ 3,050
Accrued income	882	1,083
Provision for impairment of receivables and accrued income	(603)	(578)
Trade receivables and accrued income, net	3,370	3,555
Prepayments	336	340
Other receivables	161	197
Trade and other receivables	£ 3,867	£ 4,092